Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Fixed Assets or Term of Related Lease (Details)	12 Months Ended
Dec. 31, 2020
Computer Equipment | Minimum
Property Plant And Equipment [Line Items]
Fixed assets, estimated useful lives	3 years
Computer Equipment | Maximum
Property Plant And Equipment [Line Items]
Fixed assets, estimated useful lives	5 years
Office Furniture and Equipment | Minimum
Property Plant And Equipment [Line Items]
Fixed assets, estimated useful lives	3 years
Office Furniture and Equipment | Maximum
Property Plant And Equipment [Line Items]
Fixed assets, estimated useful lives	5 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Fixed assets, estimated useful lives	over the shorter of lease terms or estimated useful lives of the assets
Office Building
Property Plant And Equipment [Line Items]
Fixed assets, estimated useful lives	43 years
Others
Property Plant And Equipment [Line Items]
Fixed assets, estimated useful lives	5 years